UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05454

Dreyfus New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.
September 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 99.0%
New Jersey - 85.9%
Atlantic County Improvement Authority,
Stockton University GO, LR (Atlantic
City Campus Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/48	3,000,000		3,275,220
Bayonne,
General Improvement GO (Insured;
Build America Mutual Assurance
Company)	5.00	7/1/39	1,000,000		1,086,110
Camden County Improvement Authority,
County Guaranteed Loan Revenue
Bonds(County Capital Program)	5.00	1/15/32	2,695,000		3,062,302
Camden County Improvement Authority,
County Guaranteed Loan Revenue
Bonds(County Capital Program)	5.00	1/15/31	3,000,000		3,423,660
Camden County Improvement Authority,
Health Care Redevelopment Project
Revenue Bonds(The Cooper Health
System Obligated Group Issue)	5.00	2/15/34	1,000,000		1,062,740
Camden County Improvement Authority,
Health Care Redevelopment Project
Revenue Bonds(TheCooper Health
System Obligated Group Issue)	5.75	2/15/42	5,000,000		5,386,800
EastOrange Board of Education,
COP,LR(Insured;Assured Guaranty
Municipal Corp.)	0.00	2/1/28	2,345,000	[a]	1,707,371
EastOrange Board of Education,
COP,LR(Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/26	745,000	[a]	588,617
East Orange Board of Education,
COP,LR (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/21	685,000	[a]	645,126
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	2,500,000	[b]	2,517,200
Garden State Preservation Trust,
Revenue Bonds (Open Space and
Farmland Preservation Bonds)
(Insured; Assured Guaranty Municipal
Corp.)	5.75	11/1/28	10,000,000		11,691,700
Gloucester County Improvement
Authority,
Revenue Bonds(Rowan University
Project)(Insured; Assured Guaranty
Municipal Corporation)	5.00	11/1/30	1,000,000		1,132,580

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 99.0% (continued)
New Jersey - 85.9% (continued)
Gloucester County Pollution Control
Financing Authority,
PCR (Logan Project)	5.00	12/1/24	1,000,000		1,068,740
HudsonCounty Improvemen tAuthority,
County SecuredLR(Hudson County
Vocational-Technical Schools Project)	5.00	5/1/46	2,500,000		2,763,500
Hudson County Improvemen tAuthority,
Harrison Stadium Land Acquisition
Special Obligation Revenue Bonds
(Harrison Redevelopment Project)
(Insured;NationalPublicFinance
Guarantee Corp.)	0.00	12/15/34	3,000,000	[a]	1,674,840
Irvington Township,
GO (Fiscal Year Adjustment Bonds and
General Improvement Bonds) (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/15/32	2,000,000		2,204,240
Jersey City,
GO	5.00	11/1/33	400,000		458,716
Mercer County Improvemen tAuthority,
County Secured Open Space Revenue
Bonds(Insured;NationalPublic
Finance Guarantee Corp.)	5.00	8/1/40	3,290,000		3,297,896
Middletown Township Board of
Education,
GO	5.00	8/1/26	2,935,000		3,088,060
Middletown Township Board of
Education,
GO	5.00	8/1/25	1,000,000		1,052,340
Monmouth County Improvement
Authority,
Governmental Pooled Loan Revenue
Bonds	5.00	2/15/32	500,000		577,515
Monmouth County Improvement
Authority,
Governmenta lPooled Loan Revenue
Bonds	5.00	2/15/31	625,000		724,912
Monroe Township Board of Education,
School District GO	5.00	3/1/34	1,250,000		1,387,912
New Brunswick Parking Authority,
City Guaranteed Parking Revenue
Bonds(Insured;Build America Mutual
Assurance Company)	5.00	9/1/35	2,000,000		2,233,580
NewJersey Economic Development
Authority,
Cigarette Tax Revenue Bonds	5.00	6/15/28	3,625,000		3,835,359
NewJersey Economic Development
Authority,
Cigarette Tax Revenue Bonds	5.00	6/15/24	3,000,000		3,209,760

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 99.0% (continued)
New Jersey - 85.9% (continued)
NewJersey Economic Development
Authority,
Departmentof Human Services
Composite Revenue Bonds (Division of
Developmenta lDisabilities)	6.25	7/1/24	490,000		491,201
NewJersey Economic Development
Authority,
Motor Vehicle Surcharge Revenue
Bonds(Insured;NationalPublic
Finance Guarantee Corp.)	0.00	7/1/21	2,620,000	[a]	2,419,439
NewJerseyEconomicDevelopment
Authority,
Motor Vehicle Surcharge Revenue
Bonds(Insured;NationalPublic
Finance Guarantee Corp.)	0.00	7/1/20	3,350,000	[a]	3,188,932
NewJerseyEconomicDevelopment
Authority,
Motor Vehicle Surcharge Revenue
Bonds, Refunding,Series 2017A	5.00	7/1/33	1,000,000		1,090,090
New Jersey Economic Development
Authority,
Private Activity Revenue Bonds (The
Goethals Bridge Replacement Project)	5.38	1/1/43	3,500,000		3,785,740
NewJerseyEconomicDevelopment
Authority,
Revenue Bonds (Hillcrest Health
Service System Project) (Insured;
AMBAC)	0.00	1/1/22	6,000,000	[a]	5,476,740
NewJersey Economic Development
Authority,
Revenue Bonds(HillcrestHealth
Service System Project) (Insured;
AMBAC)	0.00	1/1/20	6,500,000	[a]	6,293,170
New JerseyEconomic Development
Authority,
Revenue Bonds(Provident Group-
Rowan Properties L.L.C. - Rowan
University Student Housing Project)	5.00	1/1/35	1,000,000		1,058,700
New Jersey Economic Development
Authority,
Revenue Bonds (Provident Group-Kean
Properties L.L.C. - Kean University
Student Housin gProject)	5.00	7/1/47	1,000,000		1,064,540
NewJerseyEconomic Development
Authority,
Revenue Bonds(Provident Group-Kean
Properties L.L.C. - Kean University
Student Housing Project)	5.00	7/1/37	650,000		697,132

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 99.0% (continued)
New Jersey - 85.9% (continued)
New Jersey Economic Development
Authority,
Revenue Bonds, Refunding (Provident
Group-Montclair Properties-State
University Student Housing Project)
(Insured;Assured Guaranty Municipal
Corporation)	5.00	6/1/42	1,000,000		1,083,990
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
Bonds	5.75	3/1/21	1,380,000	[c]	1,496,569
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
Bonds	5.75	9/1/23	385,000		410,579
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
Bonds (Insured; National Public
Finance Guarantee Corp.)	5.50	9/1/27	10,000,000		11,602,900
New Jersey Economic Development
Authority,
School Revenue Bonds (Charter
Foundation Academy Charter School
Project)	5.00	7/1/50	1,000,000		1,052,880
New Jersey Economic Development
Authority,
Special Facility Revenue Bonds
(Continental Airlines, Inc. Project)	5.25	9/15/29	8,050,000		8,697,542
New JerseyEconomicDevelopment
Authority,
Special Facility Revenue Bonds,
Refunding (Port Newark Container
Terminal LLC Project)	5.00	10/1/47	7,500,000		7,934,175
NewJersey Economic Development
Authority,
Water Facilities Revenue Bonds (New
Jersey-American Water Company ,Inc.
Project)	5.10	6/1/23	3,000,000		3,124,260
New Jersey Economic Development
Authority,
Water Facilities Revenue Bonds (New
Jersey-AmericanWater Company, Inc.
Project)	5.60	11/1/34	6,600,000		6,881,490
New Jersey Economic Development
Authority,
Water Facilities Revenue Bonds (New
Jersey-American Water Company ,Inc.
Project)	5.70	10/1/39	5,000,000		5,144,600

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 99.0% (continued)
New Jersey - 85.9% (continued)
NewJersey Educational Facilities
Authority,
RevenueBonds(Kean University Issue)	5.00	9/1/19	1,500,000	[c]	1,541,775
New Jersey Educational Facilities
Authority,
Revenue Bonds(New Jersey Institute of
Technology Issue)	5.00	7/1/31	2,000,000		2,089,780
New Jersey Educational Facilities
Authority,
RevenueBonds(PrincetonTheological
Seminary Issue)	5.00	7/1/20	1,800,000	[c]	1,893,168
New JerseyEducationalFacilities
Authority,
Revenue Bonds(Princeton University)	5.00	7/1/34	2,000,000		2,344,280
NewJersey Educational Facilities
Authority,
RevenueBonds(Princeton University)	5.00	7/1/34	1,000,000		1,172,140
New Jersey Educational Facilities
Authority,
RevenueBonds(RamapoCollegeof
New Jersey Issue)	5.00	7/1/42	3,000,000		3,218,730
New Jersey Educationa lFacilities
Authority,
Revenue Bonds(Ramapo College of
New Jersey) (Insured; Assured
Guaranty Municipal Corporation)	5.00	7/1/34	2,000,000		2,256,400
New Jersey Educational Facilities
Authority,
Revenue Bonds(Stockton University
Issue)(Insured;Assured Guaranty
Municipal Corp.)	5.00	7/1/35	1,600,000		1,768,400
NewJersey Educational Facilities
Authority,
RevenueBonds(The College of New
Jersey Issue)	4.00	7/1/35	1,750,000		1,805,247
NewJerseyEducationalFacilities
Authority,
RevenueBonds(TheWilliamPaterson
University of New Jersey Issue)	5.00	7/1/22	2,165,000		2,358,183
New Jersey Educational Facilities
Authority,
Revenue Bonds(TheWilliam Paterson
University of New Jersey Issue)	5.00	7/1/29	2,130,000		2,384,215
New Jersey Educational Facilities
Authority,
Revenue Bonds (The William Paterson
University of New Jersey Issue)	5.00	7/1/30	2,255,000		2,516,851

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 99.0% (continued)
New Jersey - 85.9% (continued)
NewJersey Educational Facilities
Authority,
RevenueBonds(TheWilliam Paterson
University of New Jersey Issue)
(Insured; Assured Guaranty Corp.)	5.00	7/1/38	225,000		225,412
NewJerseyEducationalFacilities
Authority,
Revenue Bonds(TheWilliam Paterson
University of New Jersey Issue)
(Insured; Build America Mutual
Assurance Company)	5.00	7/1/30	2,025,000		2,295,540
New Jersey Health Care Facilities
Financin gAuthority,
RevenueBonds(AHSHospital
Corporation Issue)	4.00	7/1/41	7,500,000		7,573,200
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Atlantic Health System
Hospital Corporation Issue)	5.00	7/1/27	350,000		350,879
New Jersey Health Care Facilities
Financing Authority,
RevenueBonds(BarnabasHealth
Issue)	5.63	7/1/21	3,000,000	[c]	3,284,130
New Jersey Health Care Facilities
FinancingAuthority,
RevenueBonds(GeneralHospital
Center at Passaic, Inc. Obligated Group
Issue)(Insured;AssuredGuaranty
Municipal Corp.) (Escrowed to
Maturity)	6.75	7/1/19	110,000		113,960
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds(HackensackMeridian
Health)	5.00	7/1/39	1,500,000		1,692,300
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds(InspiraHealth
Obligated Group Issue)	4.00	7/1/41	3,250,000		3,254,127
New Jersey Health Care Facilities
FinancingAuthority,
RevenueBonds(InspiraHealth
Obligated Group Issue)	5.00	7/1/46	3,000,000		3,256,230
New Jersey Health Care Facilities
FinancingAuthority,
RevenueBonds(InspiraHealth
Obligated Group)	5.00	7/1/42	3,500,000		3,861,935
New Jersey Health Care Facilities
Financing Authority,
RevenueBonds(KennedyHealth
System Obligated Group Issue)	5.00	7/1/22	1,525,000	[c]	1,678,308

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 99.0% (continued)
New Jersey - 85.9% (continued)
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds(Meridian Health
System Obligated Group Issue)	5.00	7/1/26	1,000,000		1,093,360
New Jersey Health Care Facilities
Financing Authority,
RevenueBonds(Meridian Health
System Obligated Group Issue)	5.00	7/1/23	2,500,000		2,746,600
New Jersey Health Care Facilities
FinancingAuthority,
Revenue Bonds(Princeton Health Care
System Issue)	5.00	7/1/39	2,000,000		2,227,760
New Jersey Health Care Facilities
FinancingAuthority,
Revenue Bonds (Robert Wood Johnson
BarnabasHealthObligatedGroup
Issue)	5.00	7/1/43	3,500,000		3,888,500
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Robert Wood Johnson
University Hospital Issue)	5.00	1/1/20	4,950,000	[c]	5,130,625
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Saint Barnabas Health
Care System Issue)(Insured;National
Public Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	7/1/23	2,280,000	[a]	2,026,327
New Jersey Health Care Facilities
FinancingAuthority,
Revenue Bonds(Saint Joseph's
Healthcare SystemObligated Group
Issue)	5.00	7/1/41	1,000,000		1,054,410
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds(St. Joseph's Healthcare
Systems Obligation Group)	5.00	7/1/36	2,790,000		2,968,393
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (University Hospital
Issue)(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/46	2,000,000		2,166,300
New Jersey Health Care Facilities
FinancingAuthority,
Revenue Bonds(VirtuaHealthIssue)
(Insured; Assured Guaranty Corp.)	5.50	7/1/38	5,000,000		5,128,200
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds, Refunding
(Hackensack University Medical
Center) Series 2010B	5.00	1/1/20	1,720,000	[c]	1,782,763

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 99.0% (continued)
New Jersey - 85.9% (continued)
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds, Refunding
(Hackensack University Medical
Center) Series 2010B	5.00	1/1/20	1,060,000	[c]	1,099,347
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue Bonds	5.00	12/1/21	1,800,000		1,931,472
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue Bonds	5.00	12/1/26	1,075,000		1,104,100
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue Bonds	5.00	12/1/25	425,000		436,505
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue Bonds, Series
2018A	3.35	12/1/29	7,000,000		6,903,400
New Jersey Higher Educational
Assistance Authority,
Student Loan Revenue Bonds	5.00	12/1/27	1,000,000		1,116,200
New Jersey Housing and Mortgage
FinanceAgency,
Multi-FamilyRevenueBonds	4.95	5/1/41	7,000,000		7,100,590
New Jersey Housing and Mortgage
FinanceAgency,
SFHR	5.20	10/1/25	3,265,000		3,294,418
New Jersey Institute of Technology,
GO	5.00	7/1/31	3,385,000		3,789,000
New Jersey Institute of Technology,
Revenue Bonds	5.00	7/1/32	695,000		750,287
New Jersey Institute of Technology,
Revenue Bonds	5.00	7/1/22	305,000	[c]	336,821
New Jersey Tobacco Settlement Financing
Corp.,
Revenue Bonds, Refunding, Ser. B	3.20	6/1/27	11,000,000		10,983,170
New Jersey Tobacco Settlement Financing
Corp.,
Revenue Bonds, Refunding, Ser.B	5.00	6/1/46	11,500,000		12,149,060
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.50	12/15/23	7,000,000		7,829,710
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.50	6/15/31	2,500,000		2,648,275
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	6.00	12/15/38	6,565,000		6,610,758

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 99.0% (continued)
New Jersey - 85.9% (continued)
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
AMBAC)	0.00	12/15/24	1,000,000	[a]	796,110
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
AMBAC)	5.00	12/15/32	3,000,000		3,005,790
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
AMBAC)	5.25	12/15/22	5,000,000		5,494,800
New Jersey Transportation Trust Fund
Authority,
RevenueBonds(BuildAmericaBond)
Series A	0.00	12/15/38	6,330,000	[a]	2,591,375
New Jersey Transportation Trust Fund
Authority,
RevenueBonds(BuildAmericaBond)
Series A	0.00	12/15/28	12,000,000	[a]	8,230,560
New Jersey Turnpike Authority,
RevenueBonds	5.00	1/1/35	1,500,000		1,694,280
New Jersey Turnpike Authority,
Revenue Bonds	5.00	1/1/31	2,500,000		2,866,725
New Jersey Turnpike Authority,
RevenueBonds,Refunding	5.00	1/1/40	1,000,000		1,121,770
New Jersey Turnpike Authority,
Turnpike Revenue Bonds	5.00	1/1/23	2,000,000		2,216,380
New Jersey Turnpike Authority,
Turnpike Revenue Bonds	5.00	1/1/34	2,000,000		2,211,860
New Jersey Turnpike Authority,
Turnpike Revenue Bonds	5.00	1/1/26	2,000,000		2,203,600
New Jersey Turnpike Authority,
Turnpike Revenue Bonds	5.00	1/1/45	4,000,000		4,373,760
New Jersey Turnpike Authority,
Turnpike Revenue Bonds	5.00	1/1/25	3,000,000		3,425,580
New Jersey Turnpike Authority,
Turnpike Revenue Bonds	5.00	1/1/22	3,000,000	[c]	3,276,570
New Jersey Turnpike Authority,
Turnpike Revenue Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.25	1/1/27	3,000,000		3,564,540
New Jersey Turnpike Authority,
Turnpike Revenue Bonds, Refunding	5.00	1/1/31	2,500,000		2,898,850
New Jersey Turnpike Authority,
Turnpike Revenue Bonds, Refunding	5.00	1/1/35	1,000,000		1,138,760
North Hudson Sewerage Authority,
Gross Revenue Bonds Senior Lien Lease
Certificates (Master Lease Agreement)	5.00	6/1/24	520,000		565,230

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 99.0% (continued)
New Jersey - 85.9% (continued)
North Hudson Sewerage Authority,
GrossRevenue Bonds Senior Lien Lease
Certificates (Master Lease Agreement)	5.00	6/1/22	480,000	[c]	527,405
North Hudson Sewerage Authority,
RevenueBonds,Refunding,Ser.A	5.00	6/1/42	9,735,000		10,387,926
North Hudson Sewerage Authority,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/22	585,000	[c]	642,775
North Jersey District Water Supply
Commission,
Sewer Revenue Bonds (Wanaque South
Project)(Insured;NationalPublic
Finance Guarantee Corp.) (Escrowed to
Maturity)	6.00	7/1/19	255,000		262,770
Rahway Valley Sewerage Authority,
SewerRevenueBonds(Insured;
National Public Finance Guarantee
Corp.)	0.00	9/1/30	7,550,000	[a]	5,106,065
Rutgers, The State University,
GO	5.00	5/1/34	1,600,000		1,807,392
Rutgers, The State University,
GO	5.00	5/1/26	5,000,000		5,560,650
Salem County Pollution Control Financing
Authority,
PCR(Chambers Project)	5.00	12/1/23	1,000,000		1,064,420
South Jersey Port Corporation,
Marine Termina l Revenue Bonds	5.75	1/1/23	4,000,000		4,140,960
South Jersey Port Subordinated Marine
Terminal,
Revenue Bonds, Series B	5.00	1/1/42	1,500,000		1,607,715
South Jersey Port Subordinated Marine
Terminal,
Revenue Bonds, Series B	5.00	1/1/48	2,830,000		3,019,723
South Jersey Transportation Authority,
Transportation System Revenue Bonds	5.00	11/1/23	4,250,000		4,620,047
					377,807,394
New York - 10.9%
PortAuthority of New York and New
Jersey,
(Consolidated Bonds, 167th Series)	5.00	9/15/24	2,400,000		2,541,864
Port Authority o f New York and New
Jersey,
(Consolidated Bonds, 167th Series)	5.50	9/15/26	7,600,000		8,139,068
PortAuthorityofNewYorkandNew
Jersey,
(Consolidated Bonds,172nd Series)	5.00	10/1/33	5,000,000		5,364,050
Por tAuthority of New York and New
Jersey,
(Consolidated Bonds, 178th Series)	5.00	12/1/24	2,000,000		2,222,300

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)	Value($)
Long-Term Municipal Investments - 99.0% (continued)
New York - 10.9% (continued)
Port Authorityof NewYork and New
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/32	3,000,000	3,364,290
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/31	2,270,000	2,511,687
PortAuthorityofNewYorkandNew
Jersey,
(Consolidated Bonds, 186th Series)	5.00	10/15/21	2,555,000	2,761,623
Port Authorityo fNewYor kand New
Jersey,
(Consolidated Bonds, 186th Series)	5.00	10/15/44	9,730,000	10,600,640
Port Authorit yof NewYork and New
Jersey,
(Consolidated Bonds, 195th Series)	5.00	10/1/35	4,295,000	4,791,760
PortAuthorityofNewYorkandNew
Jersey,
(Consolidated Bonds, 93rd Series)	6.13	6/1/94	3,000,000	3,505,260
Port Authority of NewYor kand New
Jersey,
Special Project Revenue Bonds (JFK
International Air Terminal LLC Project)	5.00	12/1/20	2,000,000	2,065,260
				47,867,802
Pennsylvania - 1.4%
Delaware River Joint Toll Bridge
Commission,
Bridge System Revenue Bonds	5.00	7/1/37	2,500,000	2,830,650
Delaware River Port Authority,
Revenue Bonds	5.00	1/1/30	3,500,000	3,616,270
				6,446,920
U.S. Related - .8%
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds, Refunding
(Insured; Assured Guaranty Municipal
Corporation) Series 2007CC	5.25	7/1/34	3,000,000	3,408,120
Total Investments (cost $424,582,945)			99.0%	435,530,236
Cash and Receivables (Net)			1.0%	4,269,015
Net Assets			100.0%	439,799,251

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $2,517,200 or .57% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

		Level2-Other	Level3-
	Level1-	Significant	Significant
	Unadjusted	Observable	Unobservable
	QuotedPrices	Inputs	Inputs	Total
Assets ($)
InvestmentsinSecurities:
MunicipalBonds†	-	435,530,236	-	435,530,236

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2018, accumulated net unrealized appreciation on investments was $10,947,291, consisting of $13,553,842 gross unrealized appreciation and $2,606,551 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)